Condensed Consolidated Statements of Shareholders' Equity and Comprehensive Income (USD $) In Thousands, except Share data, unless otherwise specified	Total	Ordinary Shares	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Income	Retained Earnings
Balance at Dec. 31, 2012	$ 754,575	$ 5,067	$ 237,217	$ 100	$ (8,776)	$ 520,967
Balance (in shares) at Dec. 31, 2012		60,287,498
Comprehensive Income:
Net income	69,332					69,332
Currency translation adjustment	4,092				4,092
Currency impact of long term funding	(2,049)				(2,049)
Tax on currency impact of long term funding	(189)				(189)
Unrealized capital loss - investments	(176)				(176)
Total comprehensive income	71,010				1,678	69,332
Exercise of share options (in shares)		866,350
Exercise of share options	19,013	69	18,944
Issue of restricted share units (in shares)		50,000
Issue of restricted share units	4		4
Share issuance costs	(68)		(68)
Non-cash stock compensation expense	9,588		9,588
Tax benefit on exercise of options	397		397
Balance at Sep. 30, 2013	$ 854,519	$ 5,136	$ 266,082	$ 100	$ (7,098)	$ 590,299
Balance (in shares) at Sep. 30, 2013		61,203,848